Restructuring and Asset Impairment Charges - Schedule of Restructuring and Asset Impairment Charges (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	$ 59,197
Asset Impairments [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	53,228
Contract Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	4,767
Employee Severance and Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Total restructuring and asset impairment charges	$ 1,202